Inventories: (Tables)	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
Inventories (Table)
	December 31, 2025	June 30, 2026
Lubricants	$15,435	$16,259
Bunkers	36,042	58,755
Total	$51,477	$75,014